Segment Disclosure (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total Assets	$ 133,944		$ 136,352	$ 168,502
Sales:
Licensing Rights			0	30,000
Net Sales	29,355	$ 50,680	120,498	132,974
Cost of sales
Web Site Design	5,182	6,764	22,089	13,762
Gross Profit	24,173	43,916	98,409	119,212
Sales, marketing and support
General and Administrative	10,818	10,063	44,473	42,277
Consulting	8,400	12,600	42,000	41,000
Advertising and Marketing	2,478	5,471	41,817	35,078
Professional Fees	12,890	13,000	24,895	20,050
Depreciation and Amortization	360	360	1,440	890
Interest Expense	(729)	(729)	1,619	2,916
OPERATING PROFIT/ LOSS	(10,773)	2,422	(56,216)	(20,083)
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total Assets	133,944	173,271	136,352	168,502
Sales:
Web Related Sales	29,355	50,680	120,498	102,974
Licensing Rights			0	30,000
Net Sales	29,355	50,680	120,498	132,974
Cost of sales
Web Site Design	5,182	6,764	22,089	13,762
Gross Profit	24,173	43,916	98,409	119,212
Sales, marketing and support
General and Administrative	10,818	10,063	44,473	42,277
Consulting	8,400	12,600	42,000	41,000
Advertising and Marketing	2,478	5,471	41,817	35,078
Professional Fees	12,890	13,000	24,895	20,050
Depreciation and Amortization	360	360	1,440	890
Interest Expense	729	729
OPERATING PROFIT/ LOSS	$ (11,502)	$ 1,693	$ 56,216	$ 20,083